Quarterly Holdings Report
for
Fidelity Flex® Small Cap Focused Index Fund
July 31, 2026
FXS-NPRT1-0926
1.9918050.101
Common Stocks - 99.9%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	282	7,263
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	1,083	12,617
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	35	2,778
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (a)	1,733	31,333
TOTAL CANADA		34,111
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ACM Research Inc Class A (a)	597	46,847
indie Semiconductor Inc Class A (a)	4,326	13,973

TOTAL CHINA		60,820
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (a)	7,264	19,540
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	739	12,851
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (a)	2,302	18,278
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	540	22,410
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	119	9,265
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Ltd (a)	610	27,352
PUERTO RICO - 0.2%
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	588	17,011
Ofg Bancorp	61	3,224
		20,235
Financial Services - 0.0%
EVERTEC Inc	84	2,557
TOTAL FINANCIALS		22,792
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Unusual Machines Inc /US (a)	779	16,484
TOTAL PUERTO RICO		39,276
SINGAPORE - 0.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Grindr Inc Class A (a)	910	15,779
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	206	18,376
TOTAL SINGAPORE		34,155
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	1,306	40,682
UNITED STATES - 98.1%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.6%
GCI LLC Class C (a)	488	11,307
Globalstar Inc (a)	471	39,272
IDT Corp Class B	324	21,339
Lumen Technologies Inc (a)	4,893	31,217
Shenandoah Telecommunications Co	921	11,043
Uniti Group Inc (a)	306	2,974
		117,152
Entertainment - 1.1%
Atlanta Braves Holdings Inc Class A (a)	206	11,208
Atlanta Braves Holdings Inc Class C (a)	530	26,940
Cinemark Holdings Inc	997	36,480
Lionsgate Studios Corp (a)	559	7,424
Madison Square Garden Entertainment Corp Class A (a)	423	32,681
Madison Square Garden Sports Corp Class A (a)	146	57,478
Marcus Corp/The	472	13,735
Sphere Entertainment Co Class A (a)	101	14,468
		200,414
Interactive Media & Services - 0.4%
Cargurus Inc Class A (a)	229	8,299
EverQuote Inc Class A (a)	569	14,350
QuinStreet Inc (a)	1,153	17,872
Trump Media & Technology Group Corp (a)	72	710
Yelp Inc Class A (a)	716	18,924
Ziff Davis Inc (a)	31	1,645
ZoomInfo Technologies Inc (a)	3,462	11,425
		73,225
Media - 0.7%
Cable One Inc (a)	103	4,119
Clear Channel Outdoor Holdings Inc (a)	6,093	14,745
DoubleVerify Holdings Inc (a)	1,789	20,126
iHeartMedia Inc Class A (a)	1,476	5,299
John Wiley & Sons Inc Class A	27	1,409
Magnite Inc (a)	1,709	32,984
NIQ Global Intelligence Plc (a)	1,069	11,941
Sinclair Inc Class A	844	11,597
USA TODAY Co Inc (a)	2,141	18,605
		120,825
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems Inc	428	14,371
TOTAL COMMUNICATION SERVICES		525,987
Consumer Discretionary - 10.4%
Automobile Components - 1.2%
Adient PLC (a)	86	1,808
Cooper-Standard Holdings Inc (a)	363	10,698
Dana Inc	974	26,230
Dauch Corp (a)	3,077	17,385
Dorman Products Inc (a)	93	12,384
Gentherm Inc (a)	519	21,061
Goodyear Tire & Rubber Co/The (a)	3,223	22,400
LCI Industries	232	23,748
Patrick Industries Inc	295	24,352
Phinia Inc	113	8,316
Standard Motor Products Inc	395	15,101
Versigent PLC	143	5,913
Visteon Corp	271	28,330
		217,726
Automobiles - 0.2%
Lucid Group Inc (a)	2,188	16,148
Winnebago Industries Inc	487	14,746
		30,894
Broadline Retail - 0.0%
Dillard's Inc Class A	35	20,592
Kohl's Corp	46	880
		21,472
Diversified Consumer Services - 1.4%
ADT Inc	2,316	17,694
Carriage Services Inc	306	12,353
Covista Inc (a)	145	18,103
Frontdoor Inc (a)	620	45,032
Graham Holdings Co Class B	30	36,106
Grand Canyon Education Inc (a)	119	17,295
Laureate Education Inc (a)	1,084	41,528
Perdoceo Education Corp	148	4,708
Strategic Education Inc	255	20,910
Stride Inc (a)	172	13,810
Universal Technical Institute Inc (a)	574	22,564
		250,103
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands Inc	1,555	13,466
Brinker International Inc (a)	216	46,159
Cheesecake Factory Inc/The	137	13,895
Cracker Barrel Old Country Store Inc	445	25,094
First Watch Restaurant Group Inc (a)	934	12,002
Global Business Travel Group I Class A (a)	2,397	22,628
Kura Sushi USA Inc Class A (a)	131	6,035
Life Time Group Holdings Inc (a)	1,339	60,389
Lindblad Expeditions Holdings Inc (a)	803	23,753
Marriott Vacations Worldwide Corp	48	4,680
Monarch Casino & Resort Inc	172	21,113
Navan Inc Class A (a)	753	20,045
Papa John's International Inc	491	14,681
Penn Entertainment Inc (a)	235	4,825
Portillo's Inc Class A (a)	1,024	4,679
Pursuit Attractions and Hospitality Inc (a)	377	19,050
Red Rock Resorts Inc Class A	473	30,480
Rush Street Interactive Inc Class A (a)	1,086	29,224
Sabre Corp (a)	7,937	14,683
Shake Shack Inc Class A (a)	365	22,904
Six Flags Entertainment Corp (a)	1,179	20,432
Target Hospitality Corp (a)	651	9,895
Wendy's Co/The	2,336	17,193
		457,305
Household Durables - 1.8%
Cavco Industries Inc (a)	32	17,505
Century Communities Inc	320	21,491
Champion Homes Inc (a)	481	38,292
Green Brick Partners Inc (a)	335	23,695
Hovnanian Enterprises Inc Class A (a)	94	11,647
Installed Building Products Inc	179	39,906
KB Home	583	32,048
Leggett & Platt Inc	1,811	17,748
M/I Homes Inc (a)	94	13,736
Meritage Homes Corp	291	20,428
Newell Brands Inc	265	1,483
SharkNinja Inc (a)	376	60,826
Sonos Inc (a)	1,439	21,096
		319,901
Leisure Products - 0.3%
Acushnet Holdings Corp	275	27,850
Callaway Golf Co (a)	252	4,652
Peloton Interactive Inc Class A (a)	660	4,217
Sturm Ruger & Co Inc	325	12,080
		48,799
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	387	38,522
American Eagle Outfitters Inc	505	8,676
Arko Corp	1,585	12,664
Asbury Automotive Group Inc (a)	168	38,926
Boot Barn Holdings Inc (a)	135	20,114
Buckle Inc/The	379	16,589
Chewy Inc Class A (a)	1,902	42,985
Gap Inc/The	1,817	36,504
Group 1 Automotive Inc	50	14,339
MarineMax Inc (a)	393	13,547
National Vision Holdings Inc (a)	907	19,990
Penske Automotive Group Inc	180	39,116
Revolve Group Inc Class A (a)	680	17,075
RH (a)	23	3,806
Sally Beauty Holdings Inc (a)	1,264	18,922
Signet Jewelers Ltd	159	14,771
Stitch Fix Inc Class A (a)	2,457	9,877
Upbound Group Inc	847	16,423
Urban Outfitters Inc (a)	475	35,236
Victoria's Secret & Co (a)	329	29,176
Warby Parker Inc Class A (a)	241	6,431
Winmark Corp	40	13,340
		467,029
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (a)	1,666	17,826
G-III Apparel Group Ltd	568	20,681
Kontoor Brands Inc	205	17,167
Levi Strauss & Co Class A	137	3,359
Oxford Industries Inc	287	10,883
Steven Madden Ltd	216	9,953
		79,869
TOTAL CONSUMER DISCRETIONARY		1,893,098
Consumer Staples - 2.4%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (a)	86	15,755
National Beverage Corp	409	12,941
Vita Coco Co Inc/The (a)	81	5,341
		34,037
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	339	23,994
Chefs' Warehouse Inc/The (a)	384	44,295
PriceSmart Inc	98	19,003
United Natural Foods Inc (a)	164	8,336
Weis Markets Inc	185	14,254
		109,882
Food Products - 0.7%
Cal-Maine Foods Inc	393	34,498
Flowers Foods Inc	2,452	17,213
Mama's Creations Inc (a)	751	13,841
Marzetti Company/The	55	5,878
Seaboard Corp	3	13,240
Simply Good Foods Co/The (a)	1,160	11,809
Utz Brands Inc Class A	1,551	21,900
		118,379
Household Products - 0.5%
Central Garden & Pet Co Class A (a)	605	22,936
Oil-Dri Corp of America	199	19,743
Reynolds Consumer Products Inc	768	19,154
Spectrum Brands Holdings Inc	14	1,242
WD-40 Co	130	29,528
		92,603
Personal Care Products - 0.2%
BellRing Brands Inc (a)	74	916
Coty Inc Class A (a)	6,685	18,384
Edgewell Personal Care Co	709	19,278
Interparfums Inc	10	1,246
		39,824
Tobacco - 0.2%
Turning Point Brands Inc	243	18,130
Universal Corp/VA	329	17,335
		35,465
TOTAL CONSUMER STAPLES		430,190
Energy - 5.0%
Energy Equipment & Services - 2.7%
Archrock Inc	877	31,362
Bristow Group Inc	363	16,451
Cactus Inc Class A	643	41,801
Core Laboratories Inc	872	9,278
Expro Ltd	113	1,802
Helix Energy Solutions Group Inc (a)	1,865	17,736
Innovex International Inc (a)	626	17,578
Kodiak Gas Services Inc	789	46,323
Liberty Energy Inc Class A	744	13,920
National Energy Services Reunited Corp (a)	794	21,406
Noble Corp PLC	1,006	42,654
Oceaneering International Inc (a)	909	44,342
Oil States International Inc (a)	1,131	9,172
Patterson-UTI Energy Inc	3,122	32,719
RPC Inc	1,800	10,098
Select Water Solutions Inc Class A	1,363	25,243
Solaris Energy Infrastructure Inc Class A	518	26,630
Tidewater Inc (a)	194	14,562
Transocean Ltd (a)	7,919	42,129
Valaris Ltd (a)	326	25,816
		491,022
Oil, Gas & Consumable Fuels - 2.3%
California Resources Corp	373	19,627
Calumet Inc (a)	163	7,203
Centrus Energy Corp Class A (a)	75	13,270
Clean Energy Fuels Corp (a)	3,554	6,895
CNX Resources Corp (a)	1,154	41,314
Comstock Resources Inc (a)	54	716
Core Natural Resources Inc	417	33,293
Crescent Energy Co Class A	2,305	26,438
CVR Energy Inc	485	17,276
Delek US Holdings Inc	199	13,506
Granite Ridge Resources Inc	1,358	6,451
Green Plains Inc (a)	1,016	17,120
Gulfport Energy Corp (a)	53	8,553
International Seaways Inc	141	13,561
Kinetik Holdings Inc Class A	537	27,156
Lightbridge Corp (a)	134	1,104
Magnolia Oil & Gas Corp Class A	906	23,293
NextDecade Corp (a)	2,154	14,475
Northern Oil & Gas Inc	1,014	21,446
Par Pacific Holdings Inc (a)	182	15,657
Peabody Energy Corp	1,073	22,876
REX American Resources Corp (a)	387	16,656
Sable Offshore Corp (a)	1,515	8,014
Talos Energy Inc (a)	214	3,249
Ur-Energy Inc (United States) (a)	7,066	8,621
Uranium Energy Corp (a)	2,519	24,182
		411,952
TOTAL ENERGY		902,974
Financials - 19.0%
Banks - 9.4%
1st Source Corp	242	21,717
Ameris Bancorp	520	45,350
Associated Banc-Corp	722	22,295
Atlantic Union Bankshares Corp	682	28,937
Axos Financial Inc (a)	266	26,975
Banc of California Inc	1,383	26,484
BancFirst Corp	216	24,369
Bancorp Inc/The (a)	430	28,840
Bank First Corp	1	153
Bank of Hawaii Corp	139	11,106
BankUnited Inc	665	31,022
Banner Corp	77	5,422
Bar Harbor Bankshares	329	13,065
Beacon Financial Corp	251	7,909
BOK Financial Corp	69	9,749
Carter Bankshares Inc	437	15,111
Cathay General Bancorp	608	38,420
City Holding Co	19	2,757
CNB Financial Corp/PA	491	17,234
Community Financial System Inc	193	12,508
Community Trust Bancorp Inc	242	18,985
Community West Bancshares	458	11,464
Connectone Bancorp Inc	652	21,477
Customers Bancorp Inc (a)	80	6,294
CVB Financial Corp	636	14,227
Dime Commercial Bancshares Inc	523	21,317
Eastern Bankshares Inc	1,822	41,834
Enterprise Financial Services Corp	398	26,391
Equity Bancshares Inc Class A	306	15,508
FB Financial Corp	428	25,843
First Bancorp/Southern Pines NC	113	7,104
First Busey Corp	894	27,589
First Commonwealth Financial Corp	163	3,509
First Community Bankshares Inc	334	15,938
First Financial Bancorp	986	33,356
First Financial Corp	216	17,399
First Hawaiian Inc	1,140	31,681
First Interstate BancSystem Inc Class A	285	10,836
First Merchants Corp	624	26,919
First Mid Bancshares Inc	369	19,221
Firstsun Capital Bancorp (a)	410	15,859
Five Star Bancorp	333	15,714
FNB Corp/PA	1,785	33,737
Fulton Financial Corp	799	19,440
German American Bancorp Inc	452	22,998
Hanmi Financial Corp	523	16,673
Hilltop Holdings Inc	22	868
Hingham Institution For Savings The	38	10,837
Home BancShares Inc/AR	1,537	47,756
Hope Bancorp Inc	1,581	22,150
Horizon Bancorp Inc/IN	860	17,587
Independent Bank Corp	197	16,515
International Bancshares Corp	480	36,739
Lakeland Financial Corp	314	19,672
Mechanics Bancorp Class A	916	15,380
Mercantile Bank Corp	285	17,123
Metrocity Bankshares Inc	421	14,895
National Bank Holdings Corp Class A	513	22,156
NB Bancorp Inc	662	15,233
Nbt Bancorp Inc	542	28,536
Nicolet Bankshares Inc	186	31,791
Northrim BanCorp Inc	436	11,558
Northwest Bancshares Inc	1,632	25,688
Old Second Bancorp Inc	764	19,322
Park National Corp	50	10,408
Pathward Financial Inc	39	3,441
Peapack-Gladstone Financial Corp	313	14,392
Peoples Financial Services Corp	182	12,806
Preferred Bank/Los Angeles CA	167	17,441
Provident Financial Services Inc	1,258	31,047
QCR Holdings Inc	6	618
Renasant Corp	836	36,425
S&T Bancorp Inc	26	1,356
Seacoast Banking Corp of Florida	911	31,648
Simmons First National Corp Class A	490	11,559
SmartFinancial Inc	290	15,196
Stock Yards Bancorp Inc	310	26,381
Texas Capital Bancshares Inc	375	37,069
Third Coast Bancshares Inc (a)	122	5,348
Tompkins Financial Corp	193	19,269
Towne Bank/Portsmouth VA	299	11,335
TriCo Bancshares	24	1,381
Triumph Financial Inc (a)	1	76
Trustmark Corp	587	27,853
United Community Banks Inc/GA	1,051	37,247
WaFd Inc	200	7,354
Washington Trust Bancorp Inc	376	14,656
WesBanco Inc	369	15,269
WSFS Financial Corp	204	16,361
		1,690,478
Capital Markets - 2.8%
Acadian Asset Management Inc	14	1,211
Artisan Partners Asset Management Inc Class A	702	27,546
BGC Group Inc Class A	1,496	17,234
Cohen & Steers Inc	322	26,491
DigitalBridge Group Inc Class A	509	8,078
Donnelley Financial Solutions Inc (a)	353	16,697
Federated Hermes Inc Class B	317	19,007
Galaxy Digital Inc Class A (a)	1,749	36,746
Hamilton Lane Inc Class A	356	31,652
Lazard Inc	514	21,783
Moelis & Co Class A	327	21,935
Perella Weinberg Partners Class A	951	16,785
Piper Sandler Cos	553	41,918
PJT Partners Inc Class A	230	38,711
StepStone Group Inc Class A	291	12,763
StoneX Group Inc (a)	848	64,932
TPG Inc Class A	651	28,423
Victory Capital Holdings Inc Class A	164	16,241
Virtu Financial Inc Class A	728	42,756
Virtus Invt Partners Inc	108	17,210
WisdomTree Inc	209	4,048
		512,167
Consumer Finance - 1.5%
Bread Financial Holdings Inc	142	15,346
Dave Inc Class A (a)	118	43,977
Encore Capital Group Inc (a)	263	24,743
Enova International Inc (a)	97	24,652
EZCORP Inc Class A (a)	717	21,345
Figure Technology Solutions Inc Class A	481	11,982
FirstCash Holdings Inc	296	60,387
Happen Inc (a)	134	2,565
Nelnet Inc Class A	159	21,603
PRA Group Inc (a)	745	12,941
PROG Holdings Inc	570	25,091
Upstart Holdings Inc (a)	198	5,433
		270,065
Financial Services - 2.2%
Alerus Financial Corp	500	16,635
Cannae Holdings Inc	848	12,338
Enact Holdings Inc	398	18,833
Federal Agricultural Mortgage Corp Class C	120	27,312
Flywire Corp (a)	1,476	23,631
HA Sustainable Infrastructure Capital Inc	1,062	40,218
Jackson Financial Inc	368	44,999
Marqeta Inc Class A (a)	1,156	20,068
NCR Atleos Corp (a)	679	31,933
NMI Holdings Inc (a)	728	32,250
PennyMac Financial Services Inc	289	21,793
Radian Group Inc	1,128	43,981
Remitly Global Inc (a)	1,676	38,163
Shift4 Payments Inc Class A (a)	175	9,275
UWM Holdings Corp Class A	4,485	8,163
Walker & Dunlop Inc	24	1,193
		390,785
Insurance - 2.1%
Amerisafe Inc	371	10,774
Baldwin Insurance Group Inc/The Class A (a)	111	3,079
Brighthouse Financial Inc (a)	222	13,744
CNO Financial Group Inc	818	45,064
Genworth Financial Inc Class A (a)	3,553	34,926
HCI Group Inc	126	22,051
Horace Mann Educators Corp	467	24,335
Kemper Corp	89	2,525
Lemonade Inc (a)	278	13,430
Mercury General Corp	71	7,606
Oscar Health Inc Class A (a)	680	21,230
Palomar Hldgs Inc (a)	247	33,046
Root Inc/OH Class A (a)	273	14,783
Safety Insurance Group Inc	218	22,539
SiriusPoint Ltd (a)	270	6,386
Skyward Specialty Insurance Group Inc (a)	448	26,858
Stewart Information Services Corp	53	3,582
Trupanion Inc (a)	568	13,910
United Fire Group Inc	383	19,671
Universal Insurance Holdings Inc	434	18,970
White Mountains Insurance Group Ltd	12	25,173
		383,682
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Arbor Realty Trust Inc	77	385
ARMOUR Residential REIT Inc	281	4,627
Brightspire Capital Inc Class A	2,442	12,234
Chimera Investment Corp	1,245	15,538
Dynex Capital Inc	2,087	26,526
Ellington Financial Inc	1,551	20,597
Franklin BSP Realty Trust Inc	1,557	11,818
Invesco Mortgage Capital Inc	1,560	11,560
MFA Financial Inc	1,581	14,403
Orchid Island Capital Inc	2,566	16,653
Pennymac Mortgage Investment Trust	1,320	12,448
Redwood Trust Inc	2,386	10,904
TPG RE Finance Trust Inc	1,543	12,298
Two Harbors Investment Corp	1,452	17,555
		187,546
TOTAL FINANCIALS		3,434,723
Health Care - 18.5%
Biotechnology - 8.4%
Absci Corp (a)	2,630	20,461
ACADIA Pharmaceuticals Inc (a)	1,213	31,380
ADMA Biologics Inc (a)	419	3,545
Agios Pharmaceuticals Inc (a)	102	3,062
Allogene Therapeutics Inc (a)	3,945	7,417
AnaptysBio Inc (a)	289	15,421
Annexon Inc (a)	2,626	13,379
Apogee Therapeutics Inc (a)	466	62,486
Arbutus Biopharma Corp (a)	2,968	12,881
Arcus Biosciences Inc (a)	126	3,552
Arcutis Biotherapeutics Inc (a)	1,100	29,546
ARS Pharmaceuticals Inc (a)	1,277	6,551
Beam Therapeutics Inc (a)	1,004	25,622
BioCryst Pharmaceuticals Inc (a)	551	4,948
Biohaven Ltd (a)	1,749	23,612
Celcuity Inc (a)	159	13,734
Celldex Therapeutics Inc (a)	199	7,574
CG oncology Inc (a)	340	24,205
Cogent Biosciences Inc (a)	831	32,351
Compass Therapeutics Inc (a)	2,606	4,977
Corvus Pharmaceuticals Inc (a)	1,088	14,427
Cullinan Therapeutics Inc (a)	975	16,088
Denali Therapeutics Inc (a)	1,421	32,711
Dianthus Therapeutics Inc (a)	362	38,705
Disc Medicine Inc (a)	343	26,411
Dyne Therapeutics Inc (a)	420	10,576
Emergent BioSolutions Inc (a)	1,020	7,364
Erasca Inc (a)	965	17,515
First Tracks Biotherapeutics Inc	328	14,445
GRAIL Inc (a)	33	2,262
Ideaya Biosciences Inc (a)	875	31,063
ImmunityBio Inc (a)	3,328	23,862
Immunome Inc (a)	250	5,690
Immunovant Inc (a)	850	32,827
Intellia Therapeutics Inc (a)	1,565	16,714
Kodiak Sciences Inc (a)	471	19,584
Krystal Biotech Inc (a)	133	45,369
Kymera Therapeutics Inc (a)	298	30,813
MannKind Corp (a)	5,451	21,313
MiMedx Group Inc (a)	2,291	9,462
Mineralys Therapeutics Inc (a)	742	18,936
Mirum Pharmaceuticals Inc (a)	211	22,355
Myriad Genetics Inc (a)	1,847	5,282
Nurix Therapeutics Inc (a)	21	487
ORIC Pharmaceuticals Inc (a)	1,544	17,092
Oruka Therapeutics Inc (a)	501	48,352
Protagonist Therapeutics Inc (a)	299	40,855
PTC Therapeutics Inc (a)	664	45,159
Recursion Pharmaceuticals Inc Class A (a)	6,262	18,786
REGENXBIO Inc (a)	926	8,973
Relay Therapeutics Inc (a)	225	4,237
Rhythm Pharmaceuticals Inc (a)	503	49,923
Rigel Pharmaceuticals Inc (a)	360	13,252
Scholar Rock Holding Corp (a)	446	21,094
Sionna Therapeutics Inc (a)	282	13,291
Spyre Therapeutics Inc (a)	679	66,767
Stoke Therapeutics Inc (a)	637	18,384
Summit Therapeutics Inc (a)	469	6,106
Syndax Pharmaceuticals Inc (a)	941	17,926
Tango Therapeutics Inc (a)	1,213	32,969
Taysha Gene Therapies Inc (a)	3,751	21,981
TG Therapeutics Inc (a)	1,114	57,961
Travere Therapeutics Inc (a)	305	17,046
Twist Bioscience Corp (a)	216	19,775
Ultragenyx Pharmaceutical Inc (a)	196	4,882
Vaxcyte Inc (a)	683	36,937
Vera Therapeutics Inc Class A (a)	643	20,640
Veracyte Inc (a)	787	36,454
Verastem Inc (a)	1,482	8,596
Vericel Corp (a)	39	1,792
Vir Biotechnology Inc (a)	1,759	15,233
Viridian Therapeutics Inc (a)	124	2,346
Xencor Inc (a)	1,179	23,828
		1,501,602
Health Care Equipment & Supplies - 2.2%
Alphatec Holdings Inc (a)	1,546	14,718
Artivion Inc (a)	534	14,327
Axogen Inc (a)	61	2,575
Beta Bionics Inc (a)	689	8,840
Bioventus Inc (a)	914	12,037
Embecta Corp	1,188	4,324
Enovis Corp (a)	747	21,775
Glaukos Corp (a)	458	76,358
Haemonetics Corp (a)	131	11,206
Integer Holdings Corp (a)	321	38,908
Integra LifeSciences Holdings Corp (a)	1,314	21,878
iRadimed Corp	143	12,993
LeMaitre Vascular Inc	216	21,885
Merit Medical Systems Inc (a)	514	43,695
Neogen Corp (a)	371	4,467
Novocure Ltd (a)	1,490	22,112
Omnicell Inc (a)	12	424
Procept Biorobotics Corp (a)	716	13,332
QuidelOrtho Corp (a)	970	16,267
Tactile Systems Technology Inc (a)	441	12,423
TransMedics Group Inc (a)	121	9,258
UFP Technologies Inc (a)	95	24,204
		408,006
Health Care Providers & Services - 2.6%
AdaptHealth Corp (a)	1,437	15,520
Addus HomeCare Corp (a)	15	1,732
Alignment Healthcare Inc (a)	539	8,004
AMN Healthcare Services Inc (a)	723	24,314
Astrana Health Inc (a)	632	22,474
Aveanna Healthcare Holdings Inc (a)	1,415	13,287
BrightSpring Health Services Inc (a)	1,231	73,504
Brookdale Senior Living Inc (a)	851	12,425
Castle Biosciences Inc (a)	547	15,316
Clover Health Investments Corp Class A (a)	7,778	32,434
Concentra Group Holdings Parent Inc	323	10,223
CorVel Corp (a)	23	1,381
GeneDx Holdings Corp Class A (a)	276	17,970
Guardian Pharmacy Services Inc Class A (a)	413	16,326
Hims & Hers Health Inc Class A (a)	1,813	50,347
Hinge Health Inc Class A (a)	400	29,884
National HealthCare Corp	21	4,747
NeoGenomics Inc (a)	1,973	30,167
Nutex Health Inc (a)	101	14,890
PACS Group Inc (a)	564	25,950
Pediatrix Medical Group Inc (a)	58	1,538
Privia Health Group Inc (a)	311	7,361
RadNet Inc (a)	285	18,177
Talkspace Inc Class A (a)	2,624	13,697
US Physical Therapy Inc	216	17,077
		478,745
Health Care Technology - 0.2%
HealthStream Inc	465	13,039
Schrodinger Inc/United States (a)	1,109	16,790
Waystar Holding Corp (a)	327	6,902
		36,731
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (a)	1,154	54,550
Adaptive Biotechnologies Corp (a)	1,405	31,711
BioLife Solutions Inc (a)	710	22,209
Cytek Biosciences Inc (a)	2,177	9,187
Fortrea Holdings Inc (a)	1,534	29,407
Mesa Laboratories Inc	108	10,887
Pacific Biosciences of California Inc (a)	5,977	8,368
Sotera Health Co (a)	2,305	41,167
		207,486
Pharmaceuticals - 4.0%
Alumis Inc (a)	937	26,470
Amneal Intermediate Inc Class A (a)	1,804	33,049
ANI Pharmaceuticals Inc (a)	233	18,463
Axsome Therapeutics Inc (a)	331	72,155
BioAge Labs Inc (a)	604	5,460
Collegium Pharmaceutical Inc (a)	474	16,775
Crinetics Pharmaceuticals Inc (a)	417	34,828
Definium Therapeutics Inc (a)	1,264	55,009
Edgewise Therapeutics Inc (a)	752	28,899
Enliven Therapeutics Inc (a)	584	32,009
Harrow Inc (a)	461	17,873
Indivior Pharmaceuticals Inc	1,075	43,011
Innoviva Inc (a)	829	17,384
Ligand Pharmaceuticals Inc (a)	174	50,032
Liquidia Corp (a)	208	17,495
Maze Therapeutics Inc (a)	463	12,464
MBX Biosciences Inc (a)	444	29,273
Nektar Therapeutics (a)	87	6,148
Omeros Corp (a)	1,195	14,149
Organon & Co	3,127	42,371
Pacira BioSciences Inc (a)	640	16,902
Perrigo Co PLC	1,694	17,126
Prestige Consumer Healthcare Inc (a)	459	23,051
Rapport Therapeutics Inc (a)	462	18,933
Roche Holding AG rights (a)(b)	6	0
Septerna Inc (a)	450	15,503
Supernus Pharmaceuticals Inc (a)	183	8,167
Tarsus Pharmaceuticals Inc (a)	114	6,731
Theravance Biopharma Inc (a)	732	12,342
Trevi Therapeutics Inc (a)	1,519	27,722
WaVe Life Sciences Ltd (a)	2,274	12,530
		732,324
TOTAL HEALTH CARE		3,364,894
Industrials - 15.2%
Aerospace & Defense - 1.8%
AAR Corp (a)	332	46,493
AeroVironment Inc (a)	256	38,239
Archer Aviation Inc Class A (a)	2,233	10,361
Astronics Corp (a)	87	6,046
Ducommun Inc (a)	159	28,464
Intuitive Machines Inc Class A (a)	1,252	15,450
Leonardo DRS Inc	692	31,867
Loar Holdings Inc (a)	380	26,011
Mercury Systems Inc (a)	216	20,974
National Presto Industries Inc	96	11,656
Park Aerospace Corp	357	12,102
Red Cat Holdings Inc (a)	1,581	11,905
Redwire Corp Class A (a)	1,689	14,559
StandardAero Inc (a)	858	25,148
VSE Corp	132	25,659
		324,934
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	131	6,095
Building Products - 1.6%
AAON Inc	545	48,538
AZZ Inc	263	38,061
CSW Industrials Inc	140	44,650
Gibraltar Industries Inc (a)	414	17,496
Griffon Corp	369	31,797
Hayward Holdings Inc (a)	1,941	29,367
Masterbrand Inc (a)	2,376	19,602
Quanex Building Products Corp	778	13,879
Resideo Technologies Inc (a)	1,156	39,651
		283,041
Commercial Services & Supplies - 1.6%
ABM Industries Inc	129	6,180
Brady Corp Class A	166	15,649
Brink's Co/The	172	20,373
CoreCivic Inc (a)	148	4,425
Ennis Inc	495	10,791
GEO Group Inc/The (a)	311	9,607
Healthcare Services Group Inc (a)	935	21,786
HNI Corp	714	32,137
Interface Inc	6	206
Liquidity Services Inc (a)	438	17,073
Onterris Inc (a)	611	12,825
OPENLANE Inc (a)	983	39,084
Pitney Bowes Inc	1,594	27,943
UniFirst Corp/MA	128	37,501
Vestis Corp (a)	1,850	26,751
		282,331
Construction & Engineering - 1.6%
Arcosa Inc	230	33,396
Centuri Holdings Inc (a)	837	23,302
Construction Partners Inc Class A (a)	388	40,100
Granite Construction Inc	355	42,944
IES Holdings Inc (a)	37	27,548
Legence Corp Class A	490	31,326
Limbach Holdings Inc (a)	182	13,049
MYR Group Inc (a)	131	43,652
NWPX Infrastructure Inc (a)	172	21,170
Orion Group Holdings Inc (a)	472	4,616
Tutor Perini Corp	162	13,568
		294,671
Electrical Equipment - 1.5%
Allient Inc	238	20,815
American Superconductor Corp (a)	15	441
Amprius Technologies Inc (a)	1,484	14,246
Atkore Inc	59	4,305
Babcock & Wilcox Enterprises Inc (a)	1,350	12,582
EnerSys	185	34,419
Enovix Corp Class B (a)	3,044	12,450
Eos Energy Enterprises Inc (a)	3,958	13,378
NuScale Power Corp Class A (a)	2,243	18,886
Plug Power Inc (a)	4,773	9,832
Powell Industries Inc	231	48,205
Preformed Line Products Co	47	16,778
Shoals Technologies Group Inc (a)	2,355	20,583
Vicor Corp (a)	207	42,926
		269,846
Ground Transportation - 0.4%
ArcBest Corp	232	33,490
Avis Budget Group Inc (a)	52	7,147
Ftai Infrastructure Inc	2,284	8,519
Schneider National Inc Class B	652	23,302
Werner Enterprises Inc	70	2,619
		75,077
Machinery - 3.8%
Alamo Group Inc	122	19,408
Albany International Corp Class A	346	25,780
Alliance Laundry Holdings Inc	653	17,220
Atmus Filtration Technologies Inc	357	18,432
Blue Bird Corp (a)	43	3,199
CECO Environmental Corp (a)	486	32,023
Douglas Dynamics Inc	354	15,622
Enerpac Tool Group Corp Class A	575	20,551
Enpro Inc	99	31,078
Esab Corp	273	23,623
ESCO Technologies Inc	135	42,564
Federal Signal Corp	475	59,352
Franklin Electric Co Inc	143	14,975
Gates Industrial Corp Ltd	1,226	34,303
Gorman-Rupp Co/The	272	22,084
Greenbrier Cos Inc/The	13	640
Helios Technologies Inc	342	26,645
Hillman Solutions Corp (a)	2,332	18,353
JBT Marel Corp	262	36,279
Kadant Inc	107	32,903
Kennametal Inc	222	7,541
Lindsay Corp	142	15,736
Mueller Water Products Inc Class A1	661	16,684
Proto Labs Inc (a)	305	22,890
Standex International Corp	112	33,208
Symbotic Inc Class A (a)	547	23,548
Tennant CO	237	19,915
Terex Corp	884	55,551
Trinity Industries Inc	218	6,810
Worthington Enterprises Inc	15	843
		697,760
Passenger Airlines - 0.2%
Allegiant Travel Co (a)	250	24,520
Joby Aviation Inc Class A (a)	417	2,982
SkyWest Inc (a)	153	16,366
		43,868
Professional Services - 1.2%
Amentum Holdings Inc (a)	615	13,653
BlackSky Technology Inc Class A (a)	523	12,055
Clarivate PLC (a)	6,304	12,482
CRA International Inc	95	17,008
Huron Consulting Group Inc (a)	20	3,035
ICF International Inc	251	20,311
Kforce Inc	315	17,883
Korn Ferry	181	14,891
Legalzoom.com Inc (a)	2,238	17,613
Parsons Corp (a)	167	7,383
Resolute Holdings Management Inc (a)	71	8,787
UL Solutions Inc Class A	607	55,625
Upwork Inc (a)	1,586	14,528
Verra Mobility Corp Class A (a)	131	693
		215,947
Trading Companies & Distributors - 1.5%
Boise Cascade Co	345	26,351
DNOW Inc (a)	1,922	27,139
DXP Enterprises Inc/TX (a)	143	22,454
Global Industrial Co	271	9,686
Herc Holdings Inc	292	43,841
McGrath RentCorp	72	8,291
MSC Industrial Direct Co Inc Class A	392	48,373
Rush Enterprises Inc Class A	527	42,049
Transcat Inc (a)	178	15,196
Willis Lease Finance Corp	183	13,053
Xometry Inc Class A (a)	89	7,628
		264,061
TOTAL INDUSTRIALS		2,757,631
Information Technology - 14.2%
Communications Equipment - 1.3%
Applied Optoelectronics Inc (a)	599	56,498
Calix Inc (a)	188	6,749
Digi International Inc (a)	65	4,532
Extreme Networks Inc (a)	1,463	44,095
Harmonic Inc (a)	1,748	20,189
Netgear Inc (a)	604	14,593
NetScout Systems Inc (a)	167	6,792
Ondas Inc (a)	2,213	16,575
Viasat Inc (a)	685	52,697
Vistance Networks Inc	985	11,564
		234,284
Electronic Equipment, Instruments & Components - 3.6%
Aeva Technologies Inc (a)	595	10,436
Arlo Technologies Inc (a)	1,418	20,873
Avnet Inc	685	60,855
Badger Meter Inc	132	17,734
Bel Fuse Inc Class B	35	9,519
Belden Inc	338	41,929
Benchmark Electronics Inc	79	6,302
Crane NXT Co	554	28,780
CTS Corp	4	256
Daktronics Inc (a)	774	15,302
ePlus Inc	300	27,723
IPG Photonics Corp (a)	252	21,435
Itron Inc (a)	399	39,764
Knowles Corp (a)	920	33,663
Mirion Technologies Inc Class A (a)	1,114	16,688
Napco Security Technologies Inc	488	18,095
nLight Inc (a)	214	14,723
OSI Systems Inc (a)	139	30,773
Ouster Inc Class A (a)	904	35,265
PC Connection Inc	237	19,842
Plexus Corp (a)	131	32,926
Rogers Corp (a)	198	24,447
Sanmina Corp (a)	419	77,750
ScanSource Inc (a)	385	21,799
Vishay Intertechnology Inc	327	11,190
Vishay Precision Group Inc (a)	250	23,013
		661,082
IT Services - 0.8%
Applied Digital Corp (a)	2,039	55,848
BigBear.ai Holdings Inc (a)	535	1,493
DigitalOcean Holdings Inc (a)	427	50,173
Everforth Inc (a)	37	1,052
Fastly Inc Class A (a)	1,294	29,322
		137,888
Semiconductors & Semiconductor Equipment - 1.9%
Alpha & Omega Semiconductor Ltd (a)	516	16,378
Ambarella Inc (a)	97	8,342
Amkor Technology Inc	549	27,379
Axcelis Technologies Inc (a)	107	13,951
AXT Inc (a)	202	12,207
CEVA Inc (a)	564	18,415
Cohu Inc (a)	599	28,746
Diodes Inc (a)	170	13,994
Ichor Holdings Ltd (a)	420	31,613
Impinj Inc (a)	90	13,622
MaxLinear Inc (a)	49	3,274
Navitas Semiconductor Corp Class A (a)	276	2,997
Photronics Inc (a)	638	19,325
Rigetti Computing Inc Class A (a)	1,501	22,440
Semtech Corp (a)	493	58,086
SolarEdge Technologies Inc (a)	225	9,270
Ultra Clean Holdings Inc (a)	152	12,663
Veeco Instruments Inc (a)	666	33,300
		346,002
Software - 6.3%
A10 Networks Inc	863	25,519
ACI Worldwide Inc (a)	444	25,455
Adeia Inc	1,103	29,395
Agilysys Inc (a)	39	4,101
Alarm.com Holdings Inc (a)	117	6,406
Appfolio Inc Class A (a)	99	17,839
Appian Corp Class A (a)	676	18,225
Arteris Inc (a)	675	20,169
AvePoint Inc Class A (a)	1,905	24,822
Bit Digital Inc (a)	7,132	9,343
BlackLine Inc (a)	603	18,934
Braze Inc Class A (a)	1,068	26,615
C3.ai Inc Class A (a)	2,007	18,424
Ccc Intelligent Solutions Holdings Inc Class A (a)	5,160	31,424
Cipher Digital Inc (a)	2,708	60,443
Cleanspark Inc (a)	2,771	38,129
Clear Secure Inc Class A	794	43,861
Core Scientific Inc (a)	1,484	30,748
Daily Journal Corp (a)	20	11,742
Five9 Inc (a)	1,134	31,196
Freshworks Inc Class A (a)	284	3,225
Gitlab Inc Class A (a)	1,377	47,520
Hut 8 Corp (United States) (a)	846	91,055
I3 Verticals Inc Class A (a)	424	8,929
Klaviyo Inc Class A (a)	1,441	25,707
Life360 Inc (a)	759	41,024
LiveRamp Holdings Inc (a)	773	29,274
MARA Holdings Inc (a)	1,377	15,588
N-able Inc/US (a)	958	4,483
nCino Inc (a)	113	2,086
NCR Voyix Corp (a)	2,449	20,253
NextNav Inc Class A (a)	1,206	15,811
Ooma Inc (a)	565	12,289
PagerDuty Inc (a)	1,833	19,393
Pegasystems Inc	832	25,418
Q2 Holdings Inc (a)	615	37,435
Red Violet Inc (a)	280	19,426
Riot Platforms Inc (a)	2,839	57,263
ServiceTitan Inc Class A (a)	239	19,851
SoundHound AI Inc Class A (a)	1,271	7,791
Sprinklr Inc Class A (a)	2,442	15,531
Tenable Holdings Inc (a)	198	6,463
Terawulf Inc (a)	3,256	57,501
Vertex Inc Class A (a)	1,307	16,873
Zeta Global Holdings Corp Class A (a)	1,947	42,055
		1,135,034
Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf Inc (a)	352	25,904
GPGI Inc Class A	1,753	23,140
Quantum Computing Inc (a)	2,696	21,838
Xerox Holdings Corp warrants 2/14/2028 (a)	11	1
		70,883
TOTAL INFORMATION TECHNOLOGY		2,585,173
Materials - 3.0%
Chemicals - 1.5%
ASP Isotopes Inc (a)	950	3,800
Cabot Corp	204	17,956
Ecovyst Inc (a)	1,377	16,607
Hawkins Inc	71	9,090
HB Fuller Co	193	10,673
Ingevity Corp (a)	88	6,434
Innospec Inc	278	23,902
LSB Industries Inc (a)	939	10,216
Minerals Technologies Inc	62	4,727
NewMarket Corp	34	28,905
Perimeter Solutions Inc (a)	1,341	41,048
PureCycle Technologies Inc (a)	2,642	16,830
Quaker Chemical Corp	11	1,765
Rayonier Advanced Materials Inc (a)	1,227	10,982
Sensient Technologies Corp	371	45,882
Stepan Co	315	20,204
Westlake Corp	124	8,742
		277,763
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA	2,822	13,348
Greif Inc Class A	290	25,100
O-I Glass Inc (a)	45	322
TriMas Corp	425	16,970
		55,740
Metals & Mining - 1.1%
Alpha Metallurgical Resources Inc (a)	113	15,499
Century Aluminum Co (a)	502	22,475
Dakota Gold Corp (a)	2,027	9,203
Idaho Strategic Resources Inc (a)	284	7,972
Kaiser Aluminum Corp	32	5,110
Materion Corp	194	40,903
Metallus Inc (a)	704	14,164
United States Antimony Corp (a)	1,878	9,521
USA Rare Earth Inc Class A (a)	1,732	25,893
Warrior Met Coal Inc	437	34,702
Worthington Steel Inc	493	17,753
		203,195
Paper & Forest Products - 0.1%
Sylvamo Corp	422	15,787
TOTAL MATERIALS		552,485
Real Estate - 5.5%
Diversified REITs - 0.7%
American Assets Trust Inc	802	18,919
Broadstone Net Lease Inc Class A	1,735	37,146
CTO Realty Growth Inc	607	13,336
Essential Properties Realty Trust Inc	1,114	34,857
Global Net Lease Inc	2,205	19,228
		123,486
Health Care REITs - 0.6%
Diversified Healthcare Trust	2,750	24,475
LTC Properties Inc	574	23,098
National Health Investors Inc	426	32,653
Sabra Health Care REIT Inc	1,182	25,023
		105,249
Hotel & Resort REITs - 0.8%
Apple Hospitality REIT Inc	2,204	36,388
DiamondRock Hospitality Co	2,296	30,399
Park Hotels & Resorts Inc	2,176	32,771
Pebblebrook Hotel Trust	42	802
Sunstone Hotel Investors Inc	2,213	26,047
Xenia Hotels & Resorts Inc	1,214	24,984
		151,391
Industrial REITs - 0.0%
Lineage Inc	100	4,236
Office REITs - 0.5%
COPT Defense Properties	444	16,854
Douglas Emmett Inc	2,067	24,433
Piedmont Realty Trust Inc Class A1 (a)	2,207	21,386
Postal Realty Trust Inc Class A	508	11,704
SL Green Realty Corp	222	11,750
		86,127
Real Estate Management & Development - 0.8%
AGNT Inc	1,856	7,517
Compass Inc Class A (a)	2,921	33,270
Cushman & Wakefield Ltd	2,245	30,128
Howard Hughes Holdings Inc (a)	60	3,834
Marcus & Millichap Inc	478	14,699
Newmark Group Inc Class A	1,625	24,367
Opendoor Technologies Inc Class A (a)	3,332	12,562
St Joe Co/The	121	7,531
Tejon Ranch Co (a)	515	8,719
		142,627
Residential REITs - 0.1%
Centerspace	268	14,697
UMH Properties Inc	1,151	17,392
		32,089
Retail REITs - 1.2%
Acadia Realty Trust	410	9,213
Alexander's Inc	44	11,220
CBL & Associates Properties Inc	313	18,376
Curbline Properties Corp	979	29,997
Getty Realty Corp	87	2,970
InvenTrust Properties Corp	215	7,613
Macerich Co/The	2,302	59,484
NETSTREIT Corp	166	3,561
Phillips Edison & Co Inc	1,061	45,082
Tanger Inc	487	19,801
Urban Edge Properties	373	8,452
		215,769
Specialized REITs - 0.8%
EPR Properties	677	42,021
Farmland Partners Inc	659	6,162
Four Corners Property Trust Inc	1,100	28,160
Millrose Properties Inc Class A	1,319	36,906
Outfront Media Inc	662	21,098
Smartstop Self Storage REIT Inc	70	2,347
		136,694
TOTAL REAL ESTATE		997,668
Utilities - 2.0%
Electric Utilities - 0.8%
Hawaiian Electric Industries Inc (a)	1,692	21,861
MGE Energy Inc	357	28,392
Oklo Inc Class A (a)	703	27,297
Otter Tail Corp	170	15,031
TXNM Energy Inc	794	45,989
		138,570
Gas Utilities - 0.3%
Chesapeake Utilities Corp	224	29,743
Northwest Natural Holding Co	104	5,088
Spire Inc	283	22,600
		57,431
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class C	784	24,877
Fervo Energy Co Class A (a)	456	10,278
Hallador Energy Co (a)	750	10,665
		45,820
Multi-Utilities - 0.3%
Avista Corp	313	12,661
Northwestern Energy Group Inc	530	36,432
		49,093
Water Utilities - 0.4%
American States Water Co	136	11,647
Artesian Resources Corp Class A	39	1,340
California Water Service Group	191	9,571
H2O America	404	24,777
Middlesex Water Co	287	16,445
York Water Co/The	294	9,105
		72,885
TOTAL UTILITIES		363,799
TOTAL UNITED STATES		17,808,622
TOTAL COMMON STOCKS (Cost $16,714,638)		18,147,242

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $14,248)	3.69	14,247	14,250

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,728,886)	18,161,492
NET OTHER ASSETS (LIABILITIES) - 0.0% (c)	(3,394)
NET ASSETS - 100.0%	18,158,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	2	9/2026	29,380	(47)

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Includes $9,605 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	15,420	194,489	195,661	202	-	2	14,250	14,247
	15,420	194,489	195,661	202	-	2	14,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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